CAPITAL LEASES	12 Months Ended
Dec. 31, 2011
CAPITAL LEASES [Abstract]
CAPITAL LEASES
21. CAPITAL LEASES

(in thousands of $)	2011	2010
Total obligations under capital leases	268,080	271,493
Less: current portion of obligations under capital leases	(3,240)	(3,113)
Long-term obligations under capital leases	264,840	268,380

As of December 31, 2011 and 2010, the Partnership operated two vessels under capital leases. These leases are in respect of a refinancing transaction undertaken during 2003 and another in 2004.

The leasing transaction, which occurred in August 2003, was in relation to the newbuilding, the Methane Princess. The Partnership novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom (“The Methane Princess Lease”).  The lessor of the Methane Princess has a second priority security interest in the Methane Princess and the Golar Spirit.

The leasing transaction, which occurred in April 2004, was in relation to the newbuilding, the Golar Winter. The Partnership novated the Golar Winter newbuilding contract prior to completion of construction and leased the vessel from a financial institution in the UK (“Golar Winter Lease”).

The Partnership's obligations to the lessors under the Methane Princess Lease are primarily secured by letters of credit (“LC”) provided by other banks. Details of the security deposits provided by the Partnership to the banks providing the LCs are given in note 16.

As of December 31, 2011, the Partnership is committed to make quarterly minimum rental payments (including interest) under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Total
2012	6,985	10,002	16,987
2013	7,273	10,002	17,275
2014	7,551	10,002	17,553
2015	7,844	10,002	17,846
2016	8,142	10,002	18,144
2017 and thereafter	244,180	155,032	399,212
Total minimum lease payments	281,975	205,042	487,017
Less: Imputed interest	(133,265)	(85,672)	(218,937)
Present value of minimum lease payments	148,710	119,370	268,080

The Methane Princess Lease liability continues to increase until 2014 and thereafter decreases over the period to 2034, which is the end of the primary term of the lease. The interest element of the lease rentals is accrued at a floating rate based upon British Pound (GBP) LIBOR.

The Golar Winter Lease is for a primary period of 28 years, expiring in April 2032. The lease liability is reduced by lease rentals from inception. The interest element of the lease rentals is accrued at a rate based upon floating rate British Pound (GBP) LIBOR. The lease with respect to the Golar Winter contains a minimum value clause that is applicable only if the Golar Winter is not chartered under a time charter acceptable to the lessor for this purpose, such as the current time charter. The Golar Winter lease generally provides that, in the event that the Golar Winter charter is terminated and is not replaced with a similar charter, the amount of any obligations outstanding under the Golar Winter lease shall be equal to or less than 80% of the value of the vessel at the time of any such charter termination. In the event that the minimum value clause becomes applicable and is not satisfied, the lessee shall either procure a letter of credit in an amount sufficient to cover any deficiency between the amount that is equal to 80% of the value of the vessel at the time of any such charter termination and the amount of any obligations outstanding under the Golar Winter lease or, if the lessor agrees, provide alternative additional security to the lessor.

The Partnership determined that the entities that owned the vessels were variable interest entities in which the Partnership had a variable interest and was the primary beneficiary. Upon transferring the vessels to the financial institutions, the Partnership measured the subsequently leased vessels at the same amounts as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.